Fair Value Measurements	12 Months Ended
Dec. 31, 2020
Fair Value Measurements
Fair Value Measurements

17. Fair Value Measurements

As of December 31, 2020, the recorded values of current assets and current liabilities, except for the warrant liabilities and earnout interests liability, approximate fair value due to the short-term nature of these instruments. The Company’s financial liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows (amounts in thousands):

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Public warrants (Restated)	$88,079	$—	$—	$88,079
Private warrants (Restated)	—	82,030	82,030
Earnout interests liability			351,048	351,048
Total fair value (Restated)	$88,079	$—	$433,078	$521,157

Public Warrants

The Company determined the fair value of its Public Warrants based on the publicly listed trading price of such warrants as of the valuation date. Accordingly, the Public Warrants are classified as Level 1 financial instruments. The fair value of the Public Warrants was $92.6 million and $88.1 million as of December 29, 2020 and December 31, 2020, respectively.

Private Warrants

The estimated fair value of the Private Warrants is determined with Level 3 inputs using the Black-Scholes model. The Private Warrants were valued as of December 29, 2020 (i.e., the Business Combination closing date) and December 31, 2020. The significant inputs and assumptions in this method are the stock price, exercise price, volatility, risk-free rate, and term or maturity. The underlying stock price input is the closing stock price as of each valuation date and the exercise price is the price as stated in the warrant agreement. The volatility input was determined using the historical volatility of comparable publicly traded companies which operate in a similar industry or compete directly against the Company. Volatility for each comparable publicly traded company is calculated as the annualized standard deviation of daily continuously compounded returns. The Black-Scholes analysis is performed in a risk-neutral framework, which requires a risk-free rate assumption based upon constant-maturity treasury yields, which are interpolated based on the remaining term of the Private Warrants as of each valuation date. The term/maturity is the duration between each valuation date and the maturity date, which is five years following the date the Business Combination closed, or December 29, 2025.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	December 29,	December 31,
	2020	2020
Exercise price	$11.50	$11.50
Stock price	$21.65	$22.76
Volatility	41.4%	41.4%
Term (years)	5.0	5.0
Risk-free interest rate	0.36%	0.37%

The fair value of the Private Warrants was $88.6 million and $82.0 million as of December 29, 2020 and December 31, 2020, respectively.

Earnout Interests Liability

The range and weighted-average of the significant inputs used to fair value Level 3 recurring liabilities during the year ended December 31, 2020, along with the valuation techniques used, are shown in the following table:

			Observable (O) or
	Fair Value	Valuation	Unobservable (U)	Range
	(in thousands)	Technique	Input	(Weighted-Average)

Earnout interests liability	$351,048	Option pricing model	Share price (O)	$21.51 - $21.65
			Volatility (U)	54.6%
			Term (U)	2.99 years
			Risk-free rate (O)	0.17%

The share price input is based on the trading prices of the Company's Class A Common Stock at the valuation date. The volatility input was determined using the Guideline Public Companies' daily trading activity. Daily volatilities were calculated based on the daily trading activity using a historical lookback period commensurate with the maturity. The selected volatility was the average of the Guideline Public Companies' volatility for the period. The term input represents the time to expiration of the Earnout Interests. The risk-free rate input is based on the 3-year U.S. Treasury bond rate in effect at the date of the grant.